Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	93 Months Ended	105 Months Ended	120 Months Ended
	Aug. 31, 2026		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000163584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	2.62%		4.75%			4.04%
C000163585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	3.81%		5.19%			4.26%
C000163587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000163586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000163588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000267489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000269735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000267490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000254859
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000254857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000254858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000254862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000254861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000254860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000096903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	1.20%		4.19%			5.50%
C000096904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	4.48%		4.46%			5.29%
C000096907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000096905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000096906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000114555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	9.41%		6.62%			9.63%
C000114556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	14.18%		7.08%			9.45%
C000114559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000114558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000222816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000114557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000163584
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	[1]	5.28%			4.31%
Without Sales Load [Member] | C000163585
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%	[2]	5.19%			4.26%
Without Sales Load [Member] | C000163587
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	[3]	5.27%			4.30%
Without Sales Load [Member] | C000163586
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	[4]	5.55%			4.58%
Without Sales Load [Member] | C000163588
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	[5]	5.53%			4.57%
Without Sales Load [Member] | C000267489
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%	[6]	1.23%			2.39%
Without Sales Load [Member] | C000269735
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	[7]	1.48%			2.63%
Without Sales Load [Member] | C000267490
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	[8]	1.48%			2.63%
Without Sales Load [Member] | C000254859
Average Annual Return [Line Items]
Average Annual Return, Percent	44.10%		9.65%	10.75%
Without Sales Load [Member] | C000254857
Average Annual Return [Line Items]
Average Annual Return, Percent	44.17%		9.66%	10.76%
Without Sales Load [Member] | C000254858
Average Annual Return [Line Items]
Average Annual Return, Percent	43.96%		9.51%	10.56%
Without Sales Load [Member] | C000254862
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%		5.77%		9.63%
Without Sales Load [Member] | C000254861
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%		5.78%		9.63%
Without Sales Load [Member] | C000254860
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%		5.61%		9.44%
Without Sales Load [Member] | C000096903
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%		5.20%			6.02%
Without Sales Load [Member] | C000096904
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%		4.46%			5.29%
Without Sales Load [Member] | C000096907
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		5.20%			6.05%
Without Sales Load [Member] | C000096905
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%		5.57%			6.41%
Without Sales Load [Member] | C000096906
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%		5.57%			6.38%
Without Sales Load [Member] | C000114555
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%		7.89%			10.28%
Without Sales Load [Member] | C000114556
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%		7.08%			9.45%
Without Sales Load [Member] | C000114559
Average Annual Return [Line Items]
Average Annual Return, Percent	16.05%		7.89%			10.28%
Without Sales Load [Member] | C000114558
Average Annual Return [Line Items]
Average Annual Return, Percent	16.38%		8.23%			10.63%
Without Sales Load [Member] | C000222816
Average Annual Return [Line Items]
Average Annual Return, Percent	16.41%		8.29%			10.68%
Without Sales Load [Member] | C000114557
Average Annual Return [Line Items]
Average Annual Return, Percent	16.31%		8.15%			10.56%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (USD)
Average Annual Return, Percent	39.24%		8.18%	10.10%
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (USD)
Average Annual Return, Percent	39.24%		8.18%	10.10%
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (USD)
Average Annual Return, Percent	39.24%		8.18%	10.10%
AMERICAN BEACON INDEX: MSCI® ACWI Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (USD)
Average Annual Return, Percent	22.35%		10.88%		11.71%
AMERICAN BEACON INDEX: MSCI® ACWI Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (USD)
Average Annual Return, Percent	22.35%		10.88%		11.71%
AMERICAN BEACON INDEX: MSCI® ACWI Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (USD)
Average Annual Return, Percent	22.35%		10.88%		11.71%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)			1.40%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	20.38%		12.79%			15.37%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	20.38%		12.79%			15.37%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	20.38%		12.79%			15.37%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	20.38%		12.79%			15.37%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	20.38%		12.79%			15.37%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	20.38%		12.79%			15.37%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.87%		6.20%			5.44%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.87%		6.20%			5.44%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.87%		6.20%			5.44%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.87%		6.20%			5.44%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.87%		6.20%			5.44%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	4.80%		4.09%			5.28%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	4.80%		4.09%			5.28%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	4.80%		4.09%			5.28%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	4.80%		4.09%			5.28%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	4.80%		4.09%			5.28%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.72%		11.84%			11.76%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.72%		11.84%			11.76%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.72%		11.84%			11.76%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.72%		11.84%			11.76%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.72%		11.84%			11.76%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.72%		11.84%			11.76%

[1]	The return for the period April 1, 2026 to August 31, 2026 was 3.66%.
[2]	The return for the period April 1, 2026 to August 31, 2026 was 3.38%.
[3]	The return for the period April 1, 2026 to August 31, 2026 was 3.66%.
[4]	The return for the period April 1, 2026 to August 31, 2026 was 3.91%.
[5]	The return for the period April 1, 2026 to August 31, 2026 was 3.79%.
[6]	The return for the period April 1, 2026 to August 31, 2026 was 0.64%.
[7]	The return for the period April 1, 2026 to August 31, 2026 was 0.73%.
[8]	The return for the period April 1, 2026 to August 31, 2026 was 0.73%.